Loans Receivable and Allowance for Loan Losses - Information with Respect to Nonaccrual Loans (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Nonaccrual loans:
Total nonaccrual loans	$ 5,648	$ 5,132
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Nonaccrual loans:
Total nonaccrual loans	4,555	4,848
Real Estate [Member] | Multi-Family Real Estate [Member]
Nonaccrual loans:
Total nonaccrual loans	581
Real Estate [Member] | Commercial Real Estate [Member]
Nonaccrual loans:
Total nonaccrual loans	439	247
Consumer [Member] | Second Mortgage [Member]
Nonaccrual loans:
Total nonaccrual loans	$ 73	$ 37